Note 12 - Financial Instruments (Details Textual) - shares	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,693,700	4,743,700
Fair Value Assumptions Expected Volatility Rate Calculation Basis	5 years
Fair Value Assumptions, Expected Volatility Rate	92.67%
Increase (Decrease) in Volatility Rate Applied	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value	5.00%